Interim Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 70,661	$ 74,363
Other comprehensive income, net of taxes:
Change in unrealized gains or losses in investments	(3,287)	4,797
Foreign currency translation adjustment	24	17
Other comprehensive (loss) income	(3,263)	4,814
Total comprehensive income	$ 67,398	$ 79,177